Segment and Geographic Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment and Geographic Information
SEGMENT AND GEOGRAPHIC INFORMATION:
Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenue and incur expenses; for which discrete financial information is available; and whose operating results are regularly reviewed by the chief operating decision maker in deciding how to allocate resources and to assess performance. No operating segments have been aggregated to determine our reportable segments.
During Q1 2018, we completed a reorganization of our reporting structure, including our sales, operations and management systems, into two operating and reportable segments: ATS and CCS. Previously, we operated in one reportable segment (Electronic Manufacturing Services), which was comprised of multiple end markets (ATS, Communications and Enterprise during 2017). The change resulted from modifications to our organizational and internal management structure initiated in 2017 and completed in early 2018. As a result, commencing in Q1 2018, our Chief Executive Officer (CEO), who is our chief operating decision maker, reviews segment revenue, segment income and segment margin (described below) to assess performance and make decisions about resource allocation. Our 2017 financial information was previously reclassified to reflect the reorganized segment structure.
Factors considered in determining the two reportable segments included the nature of applicable business activities, management structure, market strategy and margin profiles. Our ATS segment consists of our ATS end market, and is comprised of our aerospace and defense, industrial, energy, healthtech, and capital equipment (including semiconductor, display, and power & signal distribution equipment) businesses. Products and services in this segment are extensive and are often more regulated than in our CCS segment, and can include the following: government-certified and highly-specialized manufacturing, electronic and enclosure-related services for aerospace and defense-related customers; high-precision equipment and integrated subsystems used in the manufacture of semiconductors and displays; a wide range of industrial automation, controls, test and measurement devices; advanced solutions for surgical instruments, diagnostic imaging and patient monitoring; and efficiency products to help manage and monitor the energy and power industries. Our ATS segment businesses typically have a higher margin profile, higher working capital requirements, and longer product life cycles than the businesses in our CCS segment. Our CCS segment consists of our Communications and Enterprise end markets. Our Enterprise end market is comprised of our servers and storage businesses. Products and services in this segment consist predominantly of enterprise-level data communications and information processing infrastructure products, and can include routers, switches, servers and storage-related products used by a wide range of businesses and cloud-based and other service providers to manage digital connectivity, commerce and social media applications. Our CCS segment businesses typically have a lower margin profile, lower working capital requirements, and higher volumes than the businesses in our ATS segment, and have been impacted in recent periods (and continue to be impacted) by aggressive pricing, rapid shifts in technology, model obsolescence and the commoditization of certain products.
Segment performance is evaluated based on segment revenue, segment income and segment margin (segment income as a percentage of segment revenue). Revenue is attributed to the segment in which the product is manufactured or the service is performed. Segment income is defined as a segment’s net revenue less its cost of sales and its allocable portion of selling, general and administrative expenses and research and development expenses (collectively, Segment Costs). Identifiable Segment Costs are allocated directly to the applicable segment while other Segment Costs, including indirect costs and certain corporate charges, are allocated to our segments based on an analysis of the relative usage or benefit derived by each segment from such costs. Segment income excludes finance costs (defined in note 17), employee SBC expense, amortization of intangible assets (excluding computer software), Other Charges (recoveries) (defined below), other solar charges (consisting of non-cash charges we recorded in 2017 to write-down the carrying value of our then-remaining solar panel inventory and A/R balances), and fair value adjustments for acquired inventory (see note 3), as these costs and charges/recoveries are managed and reviewed by our CEO at the company level. Other Charges (recoveries) consist of, in applicable periods, restructuring charges (recoveries), impairment charges (recoveries), Acquisition Costs (defined in note 3), legal settlements (recoveries), Transition Costs (Recoveries) (defined in note 16(c)), Credit Facility-related charges (described in note 16(d)), and losses incurred on specified benefit plans (described in note 16(b)). Our segments do not record inter-segment revenue. Although segment income and segment margin are used to evaluate the performance of our segments, we may incur operating costs in one segment that may also benefit the other segment. Our accounting policies for segment reporting are the same as those applied to the company as a whole.

Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2017		2018		2019
		% of total		% of total		% of total
ATS	$1,958.6	32%	$2,209.7	33%	$2,285.6	39%
CCS	4,184.1	68%	4,423.5	67%	3,602.7	61%
Total	$6,142.7		$6,633.2		$5,888.3

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2017		2018		2019
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$96.8	4.9%	$102.5	4.6%	$64.2	2.8%
CCS segment income and margin	120.4	2.9%	111.4	2.5%	93.9	2.6%
Total segment income	217.2		213.9		158.1

Reconciling items:
Finance costs	10.1		24.4		49.5
Employee SBC expense	30.1		33.4		34.1
Amortization of intangible assets (excluding computer software)	5.5		11.6		24.6
Other Charges (Recoveries) (note 16)	37.0		61.0		(49.9)
Inventory fair value adjustment (note 3)	—		1.6		—
Other solar charges (inventory and A/R write-down)	1.4		—		—
IFRS earnings before income taxes	$133.1		$81.9		$99.8

The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2017	2018	2019
Thailand	34%	32%	34%
China	21%	20%	18%
Malaysia	12%	12%	12%

The following table details our allocation of property, plant and equipment and, commencing in 2019, ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2018	2019
China	19%	14%
Thailand	16%	16%
Malaysia	13%	*
Romania	15%	11%
United States	15%	16%
Canada	*	*
* Less than 10%.
The following table details our allocation of intangible assets and goodwill* among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2018	2019
United States	96%	86%
South Korea	*	10%

* For purposes of this table, intangible assets and goodwill acquired as part of our Impakt acquisition were originally allocated in full to the United States in 2018. In 2019, however, upon finalizing the purchase price allocation, we allocated Impakt's intangible assets and goodwill between the United States and South Korea.

Customers:
The following table sets forth the customers that individually represented 10% or more of total revenue for the years indicated, and their segments:

	Segment	Year ended December 31
		2017	2018	2019
Cisco Systems, Inc.	CCS	18%	14%	12%
Dell Technologies	CCS	*	10%	*
Juniper Networks, Inc.	CCS	13%	*	*
Total		31%	24%	12%
* Less than 10%.

At December 31, 2019, we had two customers that individually represented 10% or more of total A/R (one from each of our segments) (December 31, 2018 — two customers (in our CCS segment); December 31 2017 — two customers (one from each of our segments)).